UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 10/20/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               39
                                                  -----------------------

Form 13F Information Table Value Total:             135329 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        ETF     02209S103      818         34037SH             SOLE            NONE   33153          884
AT&T Inc.                         COM     00206R102      265          9266SH             SOLE            NONE    7545         1721
Bank of America Corp              COM     060505104      203         15485SH             SOLE            NONE   12942         2543
Belk Inc Class A                  COM     07784H109      472         21772SH             SOLE            NONE   21772
Capital One Financial             COM     14040H105      501         12679SH             SOLE            NONE    5671         7008
CarMax Group                      COM     143130102     1956         70191SH             SOLE            NONE   61319         8872
ChevronTexaco Corp                COM     166764100      272          3352SH             SOLE            NONE    2998          354
Cisco Systems                     COM     17275R102      220         10046SH             SOLE            NONE    8052         1994
Citigroup, Inc.                   COM     172967101       49         12540SH             SOLE            NONE   11952          588
Coca Cola                         COM     191216100      226          3856SH             SOLE            NONE    2782         1074
Cohen & Steers Global REIT ETF    ETF     00162Q106     4190        120228SH             SOLE            NONE   94206        26022
Community Bankers Tr Cp           COM     203612106       21         21398SH             SOLE            NONE    5441        15957
Dominion Resources, Inc           ETF     25746U109      615         14094SH             SOLE            NONE   12619         1475
Eaton Vance Tax Managed           COM     27829F108      211         19319SH             SOLE            NONE   19319
ExxonMobil                        COM     30231G102     1553         25141SH             SOLE            NONE   20548         4593
General Electric Company          COM     369604103      466         28699SH             SOLE            NONE   18789         9910
Honeywell Incorporated            COM     438516106      261          5945SH             SOLE            NONE    5945
IBM                               ETF     459200101      344          2562SH             SOLE            NONE    2062          500
Intel Corp                        COM     458140100      241         12568SH             SOLE            NONE    7912         4656
iShares S&P 500                   COM     464287200     8261         72152SH             SOLE            NONE   51248        20904
iShares S&P Midcap 400            COM     464287507     2643         33000SH             SOLE            NONE   23076         9924
Johnson & Johnson                 COM     478160104      268          4327SH             SOLE            NONE    3395          932
Kraft Foods Inc                   COM     50075N104      388         12566SH             SOLE            NONE   12108          458
Lakeland Bancorp                  ETF      51637100       87         10296SH             SOLE            NONE   10296
Lincoln National Corp.            ETF     534187109      356         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      350          5676SH             SOLE            NONE                 5676
Microsoft Corp                    COM     594918104      244          9961SH             SOLE            NONE    8761         1200
Pepsico                           ETF     713448108      278          4190SH             SOLE            NONE    3890          300
Philip Morris Intl Inc            COM     718172109     1749         31222SH             SOLE            NONE   29971         1251
Polaris Industries  Inc           ETF     731068102      395          6071SH             SOLE            NONE    2300         3771
Proctor & Gamble                  ETF     742718109      483          8057SH             SOLE            NONE    7072          985
SPDR Trust Unit Series            ETF     78462F103      798          6989SH             SOLE            NONE    5530         1459
SunTrust Banks                    COM     867914103      244          9447SH             SOLE            NONE    8616          831
Vanguard Intl Equity Index        ETF     922042775     2439         53716SH             SOLE            NONE   37810        15906
Vanguard Mega Cap 300             ETF     921910873    36728        941987SH             SOLE            NONE  653575       288412
Vanguard Mid Cap                  ETF     922908629    10433        157334SH             SOLE            NONE  118171        39163
Vanguard REIT                     ETF     922908553     1285         24674SH             SOLE            NONE   14665        10009
Vanguard Total Bond Mkt ETF       COM     921937835    46718        565178SH             SOLE            NONE  431392       133786
Vanguard Total Stock Mkt          ETF     922908769     8299        142176SH             SOLE            NONE   90500        51676


                                             TOTAL $135329

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